Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 378	$ 10,535	$ 4,227
Intangible assets other than goodwill with indefinite useful lives	$ 0